Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes [Abstract]
Schedule of income tax recognized in profit or loss
	2019		2018	2017

Current tax	Ps.	229,900	158,545	92,209
Deferred tax (benefit) expense		2,792	(8,366)	4,742

	Ps.	232,692	150,179	96,951

Schedule of reconciliation of income tax expense recognized from statutory to effective ISR rate
	2019		2018	2017

Profit before income tax	Ps.	704,834	449,447	304,625
Tax rate		30%	30%	30%
Income tax expense calculated at 30% statutory tax rate		211,450	134,834	91,388

Inflation effects, net		6,278	6,408	4,832
Non-deductible expenses		3,202	3,217	2,340
Other items, net		11,762	5,720	(1,609)

	Ps.	232,692	150,179	96,951

Schedule of deferred tax asset (liabilities) as well as the reconciliation of changes in deferred taxes balances

Temporary differences	January 1, 2018		Recognized in profit or loss	Recognized in OCI	Equity	December 31, 2018

Deferred tax assets:
Expected credit loss	Ps.	2,499	303	-	-	2,802
Accruals and provisions		19,865	6,838	(71)	-	26,632
Derivative financial instruments		-	4,989	-	-	4,989
Property, plant and equipment		2,857	(2,783)	-	-	74

Deferred tax liabilities:
Intangible assets		(89,660)	1,920	-	-	(87,740)
Inventories		(4,189)	(2,003)	-	-	(6,192)
Other assets and prepaid expenses		(10,294)	(898)	-	-	(11,192)

Net deferred tax liability	Ps.	(78,922)	8,366	(71)	-	(70,627)

Temporary differences	December 31, 2018		Recognized in profit or loss	Recognized in OCI	Equity	December 31, 2019

Deferred tax assets:					-
Expected credit loss	Ps.	2,802	2,415	-	-	5,217
Accruals and provisions		26,632	(668)	(26)	-	25,938
Derivative financial instruments		4,989	(4,989)	-	-	-
Property, plant and equipment		74	4,505	-	-	4,579
					-
Deferred tax liabilities:					-
Intangible assets		(87,740)	1,920	-	-	(85,820)
Inventories		(6,192)	(3,161)	-	-	(9,353)
Derivative financial instruments			(89)	-		(89)
Other assets and prepaid expenses		(11,192)	(2,699)	-	-	(13,891)

Net deferred tax liability	Ps.	(70,627)	(2,766)	(26)	-	(73,419)